Shareholders' equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock (shares)	3,500,000,000		3,500,000,000
Common stock, par value (usd per share)	$ 0.01		$ 0.01
Common stock, shares, outstanding (shares)	886,763,531
Authorized amount of shares to repurchase	$ 4,451			$ 3,940
Treasury stock acquired (shares)	21,800,000
Treasury stock acquired, average cost per share (usd per share)	$ 45.42
Shares repurchased during period, value	$ 989
Stock repurchase program, remaining authorized repurchase amount	$ 4,400
Preferred stock, shares authorized (shares)	100,000,000		100,000,000
Preferred stock, par value (usd per share)	$ 0.01		$ 0.01
Temporary equity	$ 176		$ 143
Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount of shares to repurchase		$ 625